Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Diluted	$ (0.29)	$ (0.36)
Diluted, Weighted average number of ordinary shares outstanding	15,844,501	14,006,250